Senior Secured Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Senior Secured Credit Facility

8.    Senior Secured Credit Facility

On May 17, 2017, the Company entered into an amendment (the “First Amendment”) to the Credit Agreement, dated as of December 1, 2016 (the “Credit Agreement” and as amended by the First Amendment, the “Amended Credit Facility”) by and among the Company, as borrower, each of the lenders party thereto and Woodforest National Bank, as administrative agent (the “Administrative Agent”). The First Amendment, among other things, modified the terms of the Credit Agreement to (i) increase the Credit Agreement’s revolving credit commitments (the “Revolving Facility”) from $1.0 million to $20.0 million, (ii) decrease the Credit Agreement’s advance term loan commitments (the “Advance Loan Facility”) from $10.0 million to $0 and (iii) amend both the scheduled maturity date of the Revolving Facility and the Advance Loan Facility to be May 17, 2021. Additionally, the First Amendment increased the accordion feature of the Revolving Facility from $1.0 million to $10.0 million, which may be elected by the Company at any time prior to the scheduled maturity date of the Revolving Facility so long as no default or event of default shall have occurred and be continuing and provided that no lender has any obligation to increase its own revolving credit commitment.

The Amended Credit Facility permits extensions of credit up to the lesser of $20.0 million and a borrowing base that is determined by calculating the amount equal to the sum of (i) 80% of the Eligible Accounts (as defined in the Amended Credit Facility), (ii) 65% of the Eligible Inventory/Equipment Value (Appraised) (as defined in the Amended Credit Facility) and (iii) 75% of the Eligible Inventory/Equipment Value (New Build, Acquired or Upgraded) (as defined in the Amended Credit Facility). The borrowing base is calculated on a monthly basis pursuant to a borrowing base certificate delivered by us to the Administrative Agent and an annual appraisal on the equipment delivered to the Administrative Agent (provided that the Administrative Agent may, at its discretion, require a desktop appraisal on equipment every six months). As of September 30, 2017, the borrowing base certificate delivered by us under the Revolving Facility reflected a borrowing base as of such date of $20.0 million.

Borrowings under the Amended Credit Facility bear interest at a one-month London Interbank Offered Rate, or LIBOR, plus an applicable margin and interest shall be payable monthly. The applicable margin ranges from 3.00% to 4.00% depending on our leverage ratio.

The Revolving Facility also includes a monthly commitment fee that we pay on undrawn amounts of the Revolving Facility in a range from 0.1875% to 0.50% depending on our leverage ratio; provided, however that we will not be required to pay such commitment fee for any month when we have outstanding borrowings greater than 50.0% of the commitments under the Revolving Facility. During the continuance of an event of default, overdue amounts under the Amended Credit Facility has a scheduled maturity date of May 17, 2021.

The Credit Agreement contains representations, warranties and covenants that are customary for similar credit arrangements, including, among other things, covenants relating to (i) financial reporting and notification, (ii) payment of obligations, (iii) compliance with applicable laws, (iv) notification of certain events and (v) solvency.

The Amended Credit Facility contains certain covenants, restrictions and events of default including, but not limited to, a change of control restriction and limitations on our ability to (i) incur indebtedness, (ii) issue preferred equity, (iii) pay dividends or make other distributions, (iv) prepay, redeem or repurchase certain debt, (v) make loans and investments, (vi) sell assets, (vii) acquire assets, (viii) incur liens, (ix) enter into transactions with affiliates, (x) consolidate or merge and (xi) enter into hedging transactions. Our Company’s obligations under the Amended Credit Facility are secured by substantially all of our assets.

The Amended Credit Facility initially requires that we maintain, at all times, a ratio of net funded indebtedness to consolidated EBITDA of not more than 2.50 to 1.00, provided that net funded indebtedness is subject to a cash adjustment with respect to any unrestricted cash and cash equivalents of the Borrower and its subsidiaries in an amount equal to the lesser of $10.0 million or 50% of unrestricted cash and cash equivalents of the Company and its subsidiaries. The Amended Credit Facility also requires that we maintain, at all times, a ratio of consolidated EBITDA to fixed charges of not less than 1.25 to 1.00. We were in compliance with all such ratios as of September 30, 2017. Additionally, our capacity to make capital expenditures is capped at $80.0 million for each fiscal year plus, for fiscal years beginning on January 1, 2019, any unused availability for capital expenditures from the immediately preceding fiscal year; provided, however, that we are permitted to make any capital expenditures in an amount equal to the proceeds of equity contributions made to us used to fund such capital expenditures.

As of September 30, 2017, we had no borrowings under the Revolving Credit Facility outstanding with $20.0 million revolving commitments available.

Solaris LLC
Senior Secured Credit Facility

9.        Senior Secured Credit Facility

On December 1, 2016, the Company entered a credit agreement with Woodforest National Bank that provides $11.0 million aggregate principal amount of senior secured credit facilities (the “Senior Secured Credit Facility”). The Senior Secured Credit Facility consists of (i) up to $10.0 million aggregate principal amount of advance term loan commitments available for borrowing until December 1, 2017 (the “Advance Facility”) and (ii) up to $1.0 million aggregate principal amount of revolving credit commitments available for borrowing until December 1, 2018 (the “Revolving Facility”).

Borrowings under the Senior Secured Credit Facility bear interest at a one-month London Interbank Offered Rate (“LIBOR”) plus an applicable margin and interest shall be payable monthly. The applicable margin ranges from 3.50% to 5.00% depending on the Company’s fixed charge coverage ratio. During the continuance of an event of default, overdue amounts under the Senior Secured Credit Facility will bear interest at 5.00% plus the otherwise applicable interest rate. The Revolving Facility has a scheduled maturity date of December 1, 2018 and the Advance Facility has a scheduled maturity date of December 1, 2021.

The principal amount of the Advance Facility is payable in monthly installments of 1/48th of the aggregate unpaid principal balance of advance loans under the Advance Facility as of December 1, 2017. No amortization is required with respect to the principal amount of the revolving facility. All outstanding amounts under the Advance Facility will be due on the Advance Facility maturity date and all outstanding amounts under the Revolving Facility will be due on, and the letter of credit commitments will terminate on, the Revolving Facility maturity date or upon earlier prepayment or acceleration.

The Company may voluntarily prepay the Senior Secured Credit Facility in whole or in part at any time; provided that any prepayments of any portion of Advance Facility prior to December 1, 2018 will incur a prepayment premium of 0.50% of the amount of the Advance Facility prepaid.

The Senior Secured Credit Agreement contains representations, warranties and covenants that are customary for similar credit arrangements, including, among other things, covenants relating to (i) financial reporting and notification, (ii) payment of obligations, (iii) compliance with applicable laws, (iv) notification of certain events and (v) solvency.

The Senior Secured Credit Agreement contains certain covenants, restrictions and events of default including, but not limited to, a change of control restriction and limitations on the Company’s ability to (i) incur indebtedness, (ii) issue preferred equity, (iii) pay dividends or make other distributions, (iv) prepay, redeem or repurchase certain debt, (v) make loans and investments, (vi) sell assets, (vii) acquire assets, (viii) incur liens, (ix) enter into transactions with affiliates, (x) consolidate or merge and (xi) enter into hedging transactions.

The Senior Secured Credit Agreement requires the Company to maintain, at all times, a ratio of total indebtedness to consolidated EBITDA of not more than 2.00 to 1.00 and a ratio of consolidated EBITDA to fixed charges of not less than 1.50 to 1.00. The Company was in compliance with all such ratios as of December 31, 2016.

As of December 31, 2016, we had $1.5 million in borrowings under the Advance Loan Facility outstanding with $8.5 million in advance loan commitments available and $1.0 million in borrowings under the Revolving Facility outstanding with $0.0 million in revolving commitments available.

The Senior Secured Credit Facility was comprised of the following at December 31:

As of December 31,	2016
Revolving Facility expiring December 1, 2018 (5.0-5.3% at December 31, 2016)	$1,000
Advance Facility – final maturity December 1, 2021 (5.0%-5.3% at December 31, 2016)	1,500
Less: Unamortized debt issuance cost	(149)
Total Senior Secured Credit Facility	2,351
Less: current maturities	(31)
Senior Secured Credit Facility, net of current portion	$2,320

Aggregate maturities of the Senior Secured Credit Facility are as follows:

Year Ending December 31,	Amount
2017	$31
2018	1,375
2019	375
2020	375
2021	344
Total payments	2,500
Less: current portion	(31)
Senior Secured Credit Facility, net of current portion	$2,469